As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

PORTFOLIO 21
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 90.5%
	Automobiles & Components: 2.1%
45,000	Deere & Co. (United States)	$2,905,650
100,000	Denso Corp. (Japan)	3,214,713
130,000	Johnson Controls, Inc. (United States)	3,428,100
		9,548,463
	Banks: 1.7%
80,000	Bank of New York Mellon Corp. (United States)	1,487,200
55,000	Royal Bank of Canada (Canada)	2,522,474
		4,009,674
	Capital Goods: 12.5%
150,000	ABB Ltd. (Switzerland)	2,565,882
100,000	Abengoa SA (Spain)	2,119,761
25,000	Acciona SA (Spain)	2,107,518
180,000	Ameresco, Inc. (United States)	1,828,800
240,000	Atlas Copco AB - Class A (Sweden)	4,248,121
102,000	Eaton Corp. (United States)	3,621,000
1,700,000	Hyflux Ltd. (Singapore)	1,918,488
120,000	Kurita Water Industries Ltd. (Japan)	3,363,963
300,000	Mitsubishi Electric Corp. (Japan)	2,657,360
60,000	Schneider Electric SA (France)	3,210,925
34,000	Siemens AG - Registered Shares (Germany)	3,058,986
87,000	Skanska AB - Class B (Sweden)	1,204,384
213,300	SKF AB - Class B (Sweden)	4,019,012
80,000	Tennant Co. (United States)	2,829,600
		38,753,800

	Commercial Services & Supplies: 0.7%
65,000	Waste Management, Inc. (United States)	3,744,400

	Consumer Durables & Supplies: 3.2%
102,000	Electrolux AB - Class B (Sweden)	2,205,887
140,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	2,511,600
58,000	Nike, Inc. (United States)	4,959,580
325,000	Sharp Corp. (Japan)	2,730,394
		12,407,461
	Diversified Financial Services: 0.5%
17,000	IntercontinentalExchange, Inc. (United States) (a)	2,010,420

	Energy: 1.5%
1,000,000	Enel Green Power SpA (Italy) (a)	2,278,303
160,000	Vestas Wind Systems A/S (Denmark) (a)	2,593,007
		4,871,310

	Food & Staples Retailing: 2.5%
90,000	Carrefour SA (France)	2,049,474
400,000	Tesco PLC (United Kingdom)	2,343,039
114,000	United Natural Foods, Inc. (United States) (a)	4,222,560
		8,615,073
	Food, Beverage & Tobacco: 0.3%
200,000	Cosan Ltd. - Class A (Brazil) (a)	1,894,000
65,000	Danone (United States)	3,995,753
		5,889,753
	Health Care Equipment & Services: 4.1%
180,000	Baxter International, Inc. (United States)	10,105,200
115,000	Olympus Corp. (Japan)	3,549,341
300,000	Smith & Nephew PLC (United Kingdom)	2,698,627
		16,353,168
	Hotels, Restaurants & Leisure: 0.9%
90,000	Accor SA (France)	2,396,523

	Household & Personal Products: 0.6%
100,000	Natura Cosmeticos SA (Brazil)	1,701,901

	Internet Software & Services: 1.0%
130,000	eBay, Inc. (United States)	3,833,700

	Life Sciences Tools & Services: 1.0%
80,000	Life Technologies Corp. (United States)	3,074,400

	Materials: 10.1%
22,293	Air Liquide (France)	2,603,278
125,000	Ecolab, Inc. (United States)	6,111,250
47,000	Novozymes A/S - Class B (Denmark)	6,682,385
70,000	Nucor Corp. (United States)	2,214,800
50,000	Praxair, Inc. (United States)	4,674,000
60,000	Schnitzer Steel Industries, Inc. (United States)	2,208,000
100,000	Sims Metal Management Ltd. (Australia)	1,199,946
46,000	Sonoco Products Co. (United States)	1,298,580
342,000	Svenska Cellulosa AB - Class B (Sweden)	4,164,195
600,000	Teijin Ltd. (Japan)	2,156,966
50,000	Umicore (Belgium)	1,812,626
		35,126,026

	Personal Products: 1.0%
35,000	L'oreal (France)	3,414,336

	Pharmaceuticals & Biotechnology: 11.5%
85,000	Johnson & Johnson (United States)	5,415,350
180,000	Novartis AG (Switzerland)	10,055,105
115,000	Novo-Nordisk A/S - Class B (Denmark)	11,469,434
80,000	Roche Holding AG (Switzerland)	12,920,970
65,000	Waters Corp. (United States) (a)	4,906,850
		44,767,709
	Real Estate: 2.5%
200,000	British Land Co. PLC (United Kingdom)	1,473,179
634,729	Growthpoint Properties Ltd. (South Africa)	1,392,912
100,000	Potlatch Corp. (United States)	3,152,000
17,000	Unibail-Rodamco SA (France)	3,033,416
		9,051,507
	Retailing: 1.7%
90,000	Hennes & Mauritz AB - Class B (Sweden)	2,694,766
275,000	Staples, Inc. (United States)	3,657,500
		6,352,266
	Semiconductors & Semiconductor Equipment: 2.5%
275,000	Applied Materials, Inc. (United States)	2,846,250
90,000	Cree, Inc. (a)	2,338,200
160,000	Intel Corp. (United States)	3,412,800
8,092	Samsung Electronics Co. Ltd. (Korea)	5,650,291
250,000	SolarWorld AG (Germany)	1,034,184
		15,281,725
	Software & Services: 4.9%
115,000	Adobe Systems, Inc. (United States) (a)	2,779,550
111,000	Autodesk, Inc. (United States) (a)	3,083,580
26,500	Google, Inc. (United States) (a)	13,631,070
		19,494,200

	Technology Hardware & Equipment: 6.1%
124,950	Canon, Inc. (Japan)	5,673,486
300,000	Cisco Systems, Inc. (United States) (a)	4,647,000
46,000	International Business Machines Corp. (United States)	8,051,380
55,000	Itron, Inc. (United States) (a)	1,622,500
65,000	NetApp, Inc. (United States) (a)	2,206,100
		22,200,466

	Telecommuincation Services: 3.4%
335,000	China Mobile Ltd. (Hong Kong)	3,274,725
500,000	Telefonica SA (Spain)	9,582,372
		12,857,097

	Transportation: 4.0%
45,000	Canadian Pacific Railway Ltd. (Canada)	2,169,482
70,000	East Japan Railway Co. (Japan)	4,243,864
50,000	Expeditors International of Washington, Inc.(United States)	2,027,500
70,000	FedEx Corp. (United States)	2,030,400
800,000	MTR Corp. (Hong Kong)	2,394,614
200,000	TNT Express NV (Netherlands)	1,398,427
		14,264,287
	Utilities: 8.2%
19,500	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR (Brazil)	903,825
211,927	Iberdrola SA (Spain)	1,432,813
550,000	National Grid PLC (United Kingdom)	5,451,622
170,000	Ormat Technologies, Inc. (United States)	2,733,600
140,000	Portland General Electric Co. (United States)	3,316,600
75,000	Red Electrica Corporacion SA (Spain)	3,417,656
200,000	Scottish & Southern Energy PLC (United Kingdom)	4,013,439
160,000	Severn Trent PLC (United Kingdom)	3,822,836
65,000	Verbund AG (Austria)	1,870,704
		26,963,095

	TOTAL COMMON STOCKS
	(Cost $311,666,930)	326,982,760

	PREFERRED STOCKS: 1.9%
	Banks: 1.0%
138,000	Banco Bradesco SA (Brazil)	2,041,020
100,000	Itau Unibanco Holding SA (Brazil)	1,552,000
		3,593,020

	Household & Personal Products: 0.9%
60,000	Henkel KGaA (Germany)	3,190,320
	TOTAL PREFERRED STOCKS
	(Cost $6,587,430)	6,783,340

	SHORT-TERM INVESTMENTS: 7.7%
	Money Market Funds: 7.7%
17,529,918	Fidelity Money Market Portfolio - Select Class, 0.067% ^	17,529,918
10,362,350	Invesco Liquid Assets Portfolio - Institutional Class, 0.054% ^	10,362,350
		27,892,268
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $27,892,268)	27,892,268

	TOTAL INVESTMENTS IN SECURITIES: 100.1%
	(Cost $346,146,628)	361,658,368
	Liabilities in Excess of Other Assets: (0.1)%	(387,187)
	TOTAL NET ASSETS: 100.0%	$361,271,181

(a)	Non-income producing security.
ADR	American Depository Receipt
^	7-day yield as of September 30, 2011.

	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follow+:

	Cost of investments	$346,146,628
	Gross unrealized appreciation	63,687,772
	Gross unrealized depreciation	(48,176,032)
	Net unrealized appreciation	$15,511,740

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at Portfolio 21's (the "Fund") previous fiscal year end. For the previous fiscal year’s federal
	income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	annual report.

PORTFOLIO HOLDINGS BY COUNTRY at September 30, 2011 (Unaudited)
Country		Percent of Net Assets
Australia	$ 1,199,946	0.3%
Austria	1,870,703	0.5%
Belgium	1,812,626	0.5%
Brazil	8,092,746	2.2%
Canada	4,691,955	1.3%
Denmark	20,744,826	5.7%
France	20,703,706	5.7%
Germany	7,283,489	2.0%
Hong Kong	5,669,340	1.6%
Italy	2,278,303	0.6%
Japan	27,590,085	7.6%
Korea	5,650,291	1.6%
Netherlands	3,910,027	1.1%
Singapore	1,918,488	0.5%
South Africa	1,392,912	0.4%
Spain	18,660,120	5.2%
Sweden	18,536,366	5.1%
Switzerland	25,541,958	7.1%
United Kingdom	19,802,743	5.5%
United States	164,307,738	45.6%
Liabilities in Excess of Other Assets	(387,187)	-0.1%
Total	$ 361,271,181	100.0%

Portfolio 21
Summary of Fair Value Exposure at September 30, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^
Consumer Discretionary	$12,045,180	$13,242,284	$-	$25,287,464
Consumer Staples	4,222,560	15,398,503	-	19,621,063
Financials	6,649,620	8,421,981	-	15,071,601
Health Care	23,501,800	40,693,477	-	64,195,277
Industrials	18,987,350	41,759,388	-	60,746,738
Information Technology	48,452,130	12,357,960	-	60,810,090
Materials	16,506,630	18,619,396	-	35,126,026
Telecommunication Services	-	12,857,097	-	12,857,097
Utilities	6,050,200	27,217,204	-	33,267,404
Total Common Stocks	136,415,470	190,567,290	-	326,982,760
Preferred Stocks ^	-	6,783,340	-	6,783,340
Short-Term Investments	27,892,268	-	-	27,892,268
Total Investments in Securities	$164,307,738	$197,350,630	$-	$361,658,368

^ See schedule of investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date   November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date November 21, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer

Date November 28, 2011

* Print the name and title of each signing officer under his or her signature.

Portfolio 21 Form N-Q 9.30.11